INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Rental	$ 4,525,264	$ 6,919,800
Interest and other	65,379	136,457
Operating Partnerships Revenue	4,590,643	7,056,257
Expenses
Interest	593,513	757,006
Depreciation and amortization	1,086,987	1,748,660
Taxes and insurance	576,112	847,681
Repairs and maintenance	1,119,763	1,731,967
Operating expenses	1,914,238	2,976,456
Other expenses	67,851	66,377
Operating Partnerships Total Expenses	5,358,464	8,128,147
NET LOSS	(767,821)	(1,071,890)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(810,437)	(1,090,861)
Net Income (Loss) allocated to other partners	42,616	18,971
Series 15 [Member]
Revenue
Rental	0	1,153,677
Interest and other	0	23,128
Operating Partnerships Revenue	0	1,176,805
Expenses
Interest	0	92,829
Depreciation and amortization	0	297,243
Taxes and insurance	0	131,008
Repairs and maintenance	0	300,959
Operating expenses	0	541,718
Other expenses	0	0
Operating Partnerships Total Expenses	0	1,363,757
NET LOSS	0	(186,952)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	0	(183,370)
Net Income (Loss) allocated to other partners	0	(3,582)
Series 16 [Member]
Revenue
Rental	2,051,554	2,125,114
Interest and other	19,960	25,896
Operating Partnerships Revenue	2,071,514	2,151,010
Expenses
Interest	216,785	238,102
Depreciation and amortization	460,933	501,821
Taxes and insurance	199,870	212,583
Repairs and maintenance	524,096	510,900
Operating expenses	805,819	896,468
Other expenses	7,914	7,914
Operating Partnerships Total Expenses	2,215,417	2,367,788
NET LOSS	(143,903)	(216,778)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(166,527)	(249,603)
Net Income (Loss) allocated to other partners	22,624	32,825
Series 17 [Member]
Revenue
Rental	842,135	1,158,320
Interest and other	15,306	23,502
Operating Partnerships Revenue	857,441	1,181,822
Expenses
Interest	127,006	106,109
Depreciation and amortization	238,976	343,736
Taxes and insurance	105,121	154,864
Repairs and maintenance	276,104	217,152
Operating expenses	347,561	465,770
Other expenses	4,000	9,000
Operating Partnerships Total Expenses	1,098,768	1,296,631
NET LOSS	(241,327)	(114,809)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(238,912)	(113,659)
Net Income (Loss) allocated to other partners	(2,415)	(1,150)
Series 18 [Member]
Revenue
Rental	1,631,575	2,033,200
Interest and other	30,113	48,207
Operating Partnerships Revenue	1,661,688	2,081,407
Expenses
Interest	249,722	281,788
Depreciation and amortization	387,078	517,189
Taxes and insurance	271,121	300,593
Repairs and maintenance	319,563	585,277
Operating expenses	760,858	850,774
Other expenses	55,937	49,463
Operating Partnerships Total Expenses	2,044,279	2,585,084
NET LOSS	(382,591)	(503,677)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	(404,998)	(495,051)
Net Income (Loss) allocated to other partners	22,407	(8,626)
Series 19 [Member]
Revenue
Rental	0	449,489
Interest and other	0	15,724
Operating Partnerships Revenue	0	465,213
Expenses
Interest	0	38,178
Depreciation and amortization	0	88,671
Taxes and insurance	0	48,633
Repairs and maintenance	0	117,679
Operating expenses	0	221,726
Other expenses	0	0
Operating Partnerships Total Expenses	0	514,887
NET LOSS	0	(49,674)
Net loss allocated to Boston Capital Tax Credit Fund III L.P.	0	(49,178)
Net Income (Loss) allocated to other partners	$ 0	$ (496)